Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share-Based Compensation Expense Included In Statements Of Operations

	2020	2019
Research and development expense	$-	$5
Selling, general, and administrative expense	1,244	584
Total share-based compensation expense	$1,244	$589

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Options Activity

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value ($)
Outstanding at beginning of year	11,410	$0.33
Granted	843	0.31
Exercised	-	-
Forfeited/Expired	(13)	38.86
Outstanding at end of year	12,240	0.28	5.5	years	$3,401
Vested at end of year	9,490	$0.31	5.5	years	$2,578

Summary Of Valuation Assumptions

	Year ended December 31,
	2020	2019
Expected option term [1]	5 years	5 years
Expected volatility factor [2]	127.4% to 135.3%	119.1%
Risk-free interest rate [3]	0.33% to 1.63%	1.6%
Expected annual dividend yield	0%	0%

[1] The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding.  For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes.

[2] The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.

[3] The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date.

Summary Of Options And Warrants By Exercise Price Range

	Options Outstanding			Options Vested
Range of Exercise Prices	Number Outstanding at December 31, 2020	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Number Exercisable at December 31, 2020	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life
$0.171 - $0.33	11,318	$0.18	5.6	8,624	$0.18	5.6
$0.50 - $0.60	513	0.59	5.0	457	0.60	4.8
$1.98 - $2.13	381	2.02	3.4	381	2.02	3.4
$13.80	28	13.80	0.5	28	13.80	0.5
	12,240	$0.28	5.5	9,490	$0.31	5.5

Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Restricted Stock Activity

	Non-vested Shares
	Shares	Weighted-Average Grant Date Fair Value
Non-vested at beginning of year	-	$-
Granted	1,016	0.31
Vested	(829)	0.31
Forfeited	-	-
Non-vested at end of year	187	$0.33